Parenthetical Information Liquidity Risk Exposure (Detail: Text Values) € in Billions	Dec. 31, 2018 EUR (€)	Dec. 31, 2017
Trading range 5 year CDS [Abstract]
Bottom of range in bps	65
Top of range in bps	224
At year end in bps	208
Trading range 2.375 % EUR benchmark bond maturing Jan. 2022 [Abstract]
Bottom of range	51
Top of range	259
At year end	230
Funding plan	€ 0
Funding sources [Abstract]
Senior non-preferred plain-vanilla issuance	9.4
Senior preferred plain-vanilla issuance	1
Covered bond Issuance	2.5
Other senior preferred structured issuance	6.9
Total	19.8
Thereof emitted in Euro	8.3
Thereof emitted in USD	9.7
Thereof emitted in GBP	0.3
Thereof emitted in other currencies	1.5
Investor base for issuances [Abstract]
Asset managers and pension funds	40.00%
Retail customers	19.00%
Banks	8.00%
Governments and agencies	5.00%
Insurance companies	3.00%
Other institutional investors	18.00%
Geographical distribution of Funding sources [Abstract]
Germany	20.00%
Rest of Europe	35.00%
US	25.00%
Asia/Pacific	15.00%
Others	5.00%
Average spread of DB issuance over 3 months Euribor in bps	60	71
Issuing volume of Funding sources [Abstract]
First quarter	10.8
Second quarter	3
Third quarter	3.2
Fourth quarter	2.8